RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other Receivables	$ 95,340	$ 31,624
Due to related parties	1,748,084	1,491,227
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Other Receivables	31,603	31,624
ST Meng [Member]
Related Party Transaction [Line Items]
Other Receivables	63,737
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	429,698	68,026
Ms.Cheung and Mr Lao and Ms.Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	104,337	75,333
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	28,256	184,948
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,185,793	$ 1,162,920
Related party transaction, description	interest-bearing at 8% per annum and repayable by 12 equal consecutive monthly instalments, commencing on January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments , commencing on January 31, 2024.